Events during and after the reporting period (Details) - ILS (₪) ₪ / shares in Units, ₪ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 15, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [abstract]
Increase revenues			₪ 58,500
Percentage of revenues increased			14.80%
Revenues			₪ 454,094	₪ 395,637	₪ 338,245
Amount of investment			168,400
Cash and cash equivalents			201,822	₪ 121,860	₪ 134,287	₪ 113,062
Profit in investment			₪ 10,200
Shares issued in private placement	650,000	650,000
Shares issued in private placement per share	₪ 66	₪ 66
Stock options issued to purchase ordinary shares	650,000	650,000
Exercise price	₪ 73	₪ 73